Share capital - Common Shares (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Number of shares
Exercise of stock options (in shares) | shares	8,735	6,409
Amount
Balance at beginning of period	$ 268,194
Exercise of stock options	100	$ 53
Issuance of common shares under employee share purchase plan	264	304
Release of restricted share units	0
Issuance of common shares related to contingent consideration	1,625	$ 700
Shares repurchased for cancellation under normal course issuer bid	(10,236)
Balance at end of period	$ 268,701
Share capital
Number of shares
Balance at beginning of period (in shares) | shares	32,913,955	32,857,422
Exercise of stock options (in shares) | shares	8,735	6,409
Issuance of common shares under employee share purchase plan (in shares) | shares	8,785	6,377
Release of restricted share units (in shares) | shares	18,442
Issuance of common shares related to contingent consideration (in shares) | shares	50,550	15,364
Purchase of common shares held for cancellation under normal course issuer bid (in shares) | shares	279,676
Balance at end of period (in shares) | shares	32,720,791	32,885,572
Amount
Balance at beginning of period	$ 268,194
Exercise of stock options	149	$ 101
Issuance of common shares under employee share purchase plan	322	361
Release of restricted share units	653
Issuance of common shares related to contingent consideration	1,625	$ 700
Shares repurchased for cancellation under normal course issuer bid	(2,242)
Balance at end of period	$ 268,701